INCOME TAXES, Federal Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Australia [Member]
Federal Statutory Income Tax Rate [Abstract]
Federal tax rate	30.00%
United States [Member]
Federal Statutory Income Tax Rate [Abstract]
Federal tax rate	21.00%
Hong Kong [Member]
Federal Statutory Income Tax Rate [Abstract]
Federal tax rate for below HK$2.0 million	8.25%
Federal tax rate for above HK$2.0 million	16.50%
PRC [Member]
Federal Statutory Income Tax Rate [Abstract]
Federal tax rate	25.00%	25.00%	25.00%